Inventories	9 Months Ended
Jun. 30, 2025
Inventories
Inventories
5.	Inventories

a.	Total inventories on hand as at June 30, 2025 and September 30, 2024 are as follows:

	June 30, 2025	September 30, 2024
Raw materials	10,461	8,433
Semi-finished	55	324
Finished goods	1,579	941
	12,095	9,698

b.	During the period ended June 30, 2025, the provision for slow moving and obsolete inventories amounted to $223 (September 30, 2024: $225), which was also included in direct manufacturing costs.

c.

During the three and nine month periods ended June 30, 2025, materials amounted to $11,793 and $29,192 (three and nine month periods ended June 30, 2024: $7,204 and $22,268) was expensed through direct manufacturing costs.